Details of Significant Accounts - Intangible assets, schedule of amortization on intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 51	$ 75	$ 63
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 51	$ 75	$ 63